Investment in joint ventures	12 Months Ended
Dec. 31, 2022
Investments accounted for using equity method [abstract]
Investment in joint ventures
5.	Investment in joint ventures

	31.12.2020	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	RMB’000	US$’000
Share of (loss)/profit of joint ventures, net of tax:
Y & C Engine Co., Ltd	(44,016)	(125,853)	(54,116)	(7,784)
MTU Yuchai Power Co., Ltd.	3,238	28,037	40,279	5,794
Guangxi Purem Yuchai Automotive Technology Co., Ltd.	(19,157)	1,377	(11,278)	(1,622)
Other joint ventures	513	454	(2,431)	(350)

	(59,422)	(95,985)	(27,546)	(3,962)

	31.12.2021	31.12.2022	31.12.2022
	RMB’000	RMB’000	US$’000
Carrying amount of investments:
Y & C Engine Co., Ltd	22,821	488	70
MTU Yuchai Power Co., Ltd	89,481	128,140	18,432
Guangxi Purem Yuchai Automotive Technology Co., Ltd.	31,655	20,377	2,931
Other joint ventures	7,138	5,698	820

	151,095	154,703	22,253

Details of significant joint ventures of the Group are as follows:

Name of company	Principal activities	Place of incorporation/ business	Group’s effective equity interest
			31.12.2021	31.12.2022
			%	%
Held by subsidiaries

Y & C Engine Co., Ltd (“Y&C”)	Manufacture and sale of heavy duty diesel engines, spare parts and after-sales services	People’s Republic of China	34.4	34.4

MTU Yuchai Power Co., Ltd (“MTU Yuchai Power”)	Manufacture off-road diesel engines	People’s Republic of China	38.2	38.2

Guangxi Purem Yuchai Automotive Technology Co., Ltd. (“Purem”) (formerly known as Eberspaecher Yuchai Exhaust Technology Co. Ltd)	Application development, production, sales and service on engine exhaust control systems	People’s Republic of China	37.4	37.4

The Group assess impairment of investments when adverse events or changes in circumstances indicate that the carrying amounts may not be recoverable. If the recoverable amount of investment is below its carrying amount, an impairment charge is recognized. The Group performs evaluation of the value of its investment using a discounted cash flows projection or fair value less cost of disposal where appropriate. The projection will be performed using historical trends as a reference and certain assumptions to project the future streams of cash flows.
In 2021 and 2022, the Group has performed an impairment evaluation of its investments in joint ventures. In 2022, impairment loss of RMB 1.0 million (US$ 0.1 million) (2021: RMB Nil) was charged to the consolidated statement of profit or loss under “Other operating expenses”.

	31.12.2020
	Y & C	MTU Yuchai Power	Purem	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	3,021,877	307,699	45,966	3,375,542
Depreciation and amortization	(59,406)	(2,350)	(360)	(62,116)
Interest expense	(40,709)	(1,983)	—	(42,692)
Profit/(loss) for the year, representing total comprehensive income for the year	(88,785)	6,421	(39,095)	(121,459)

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of profit/(loss)	(39,953)	3,211	(19,157)
Unrealized profit on transactions with joint venture	(4,063)	27	—

Group’s share of profit/(loss) of significant joint ventures	(44,016)	3,238	(19,157)	(59,935)

Group’s share of profit of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				513

Group’s share of loss for the year, representing the Group’s share of total comprehensive loss for the year				(59,422)

	31.12.2021
	Y & C	MTU Yuchai Power	Purem	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Non-current assets	660,856	89,749	71,858	822,463
Current assets
- Cash and bank balances	179,779	63,609	2,105	245,493
- Others	817,972	310,394	99,352	1,227,718

Total assets	1,658,607	463,752	173,315	2,295,674

Non-current liabilities	(362,779)	—	(14,109)	(376,888)
Current liabilities	(1,147,416)	(271,521)	(94,604)	(1,513,541)

Total liabilities	(1,510,195)	(271,521)	(108,713)	(1,890,429)

Equity	148,412	192,231	64,602	405,245

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of net assets	66,785	96,116	31,655
Unrealized profit on transactions with joint venture	(43,964)	(6,635)	—

Carrying amount of significant joint ventures	22,821	89,481	31,655	143,957

Carrying amount of other joint ventures				7,138

Carrying amount of the investment in joint ventures				151,095

	31.12.2021
	Y & C	MTU Yuchai Power	Purem	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Revenue	2,072,721	467,800	157,316	2,697,837
Depreciation and amortization	(52,881)	(2,377)	(709)	(55,967)
Interest expense	(51,836)	(1,850)	(41)	(53,727)
Profit/(loss) for the year, representing total comprehensive income for the year	(282,205)	54,526	2,811	(224,868)

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of profit/(loss)	(126,992)	27,263	1,377
Unrealized profit on transactions with joint venture	1,139	774	—

Group’s share of profit/(loss) of significant joint ventures	(125,853)	28,037	1,377	(96,439)

Group’s share of profit of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				454

Group’s share of loss for the year, representing the Group’s share of total comprehensive loss for the year				(95,985)

	31.12.2022
	Y & C	MTU Yuchai Power	Purem	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Non-current assets	616,161	89,353	60,439	765,953	110,179
Current assets
- Cash and bank balances	97,741	291,807	26,744	416,292	59,882
- Others	502,174	209,696	31,512	743,382	106,932

Total assets	1,216,076	590,856	118,695	1,925,627	276,993

Non-current liabilities	(145,418)	—	—	(145,418)	(20,918)
Current liabilities	(987,638)	(334,576)	(77,109)	(1,399,323)	(201,286)

Total liabilities	(1,133,056)	(334,576)	(77,109)	(1,544,741)	(222,204)

Equity	83,020	256,280	41,586	380,886	54,789

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of net assets	37,359	128,140	20,377
Unrealized profit on transactions with joint venture	(36,871)	—	—

Carrying amount of significant joint ventures	488	128,140	20,377	149,005	21,433

Carrying amount of other joint ventures				5,698	820

Carrying amount of the investment in joint ventures				154,703	22,253

	31.12.2022
	Y & C	MTU Yuchai Power	Purem	Total	Total
	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
Revenue	1,255,967	594,197	69,380	1,919,544	276,118
Depreciation and amortization	(29,617)	(9,733)	(7,726)	(47,076)	(6,772)
Interest expense, net	(30,547)	470	(469)	(30,546)	(4,394)
Profit/(loss) for the year, representing total comprehensive income for the year	(65,961)	66,076	(23,016)	(22,901)	(3,294)

Proportion of the Group’s ownership	45%	50%	49%

Group’s share of profit/(loss)	(29,682)	33,038	(11,278)
Unrealized profit on transactions with joint venture	(24,434)	7,241	—

Group’s share of profit/(loss) of significant joint ventures	(54,116)	40,279	(11,278)	(25,115)	(3,612)

Group’s share of loss of other joint ventures, representing the Group’s share of total comprehensive loss of other joint ventures				(2,431)	(350)

Group’s share of loss for the year, representing the Group’s share of total comprehensive loss for the year				(27,546)	(3,962)

Note:
As of December 31, 2022, the Group’s share of joint ventures’ capital commitment that are contracted but not paid was RMB 3.5 million (US$ 0.5 million) (2021: RMB 7.0 million).
As of December 31, 2022, the Group’s share of outstanding bills receivables discounted with banks for which Y & C retained a recourse obligation totaled RMB 5.9 million (US$ 0.8 million) (2021: RMB 213.9 million).
As of December 31, 2022, the Group’s share of outstanding bills receivables endorsed to suppliers for which Y & C retained a recourse obligation were RMB 39.7 million (US$ 5.7 million) (2021: RMB 33.1 million).
Significant restrictions
The nature and extent of significant restrictions on the Group’s ability to use or access assets and settle liabilities of joint ventures are:
The Group’s share of cash and cash equivalents of RMB 163.0 million (US$ 23.4 million) (2021: RMB 39.6 million) held in the PRC are subject to local exchange control regulations. These regulations places restriction on the amount of currency being exported other than through dividends, trade and service related transactions.
As of December 31, 2022, the Group’s share of restricted cash of RMB 40.5 million (US$ 5.8 million) (2021: RMB 74.5 million) which was used as collateral by the banks for the issuance of bills to suppliers.
As of December 31, 2022, the Group’s share of bills receivables of RMB 2.3 million (US$ 0.3 million) (2021: RMB 22.0 million) which was used as collateral by banks for the issuance of bills to suppliers.